Earnings Per Share - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Line Items]
Loss attributable to ordinary shareholders, basic	$ 93,949	$ 203,707
Loss attributable to ordinary shareholders, diluted	$ 93,949	$ 203,707
Weighted average number ordinary shares outstanding in calculation of earnings per share, basic	318,843,574	253,945,274
Weighted average number ordinary shares outstanding in calculation of earnings per share, diluted	318,843,574	253,945,274
Stock split description	On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis.
Class A Ordinary Shares and Common Shares
Earnings Per Share [Line Items]
Weighted average number ordinary shares outstanding in calculation of earnings per share, basic	318,843,574	253,945,274
Weighted average number ordinary shares outstanding in calculation of earnings per share, diluted	318,843,574	253,945,274